SHORT-TERM INVESTMENTS (Details Narrative) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Cash and Cash Equivalents [Abstract]
Short-term investments	$ 11,811	¥ 82,598	¥ 72,500